LEASES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease's weighted average remaining lease term	9 years 4 months 24 days				9 years 4 months 24 days
Operating lease's weighted average discount rate	6.09%				6.09%
Finance lease's weighted average remaining lease term	15 years 3 months 18 days				15 years 3 months 18 days
Finance lease's weighted average discount rate	8.43%				8.43%
Operating lease cost	$ 30,853	¥ 214,795
Interest expenses	17,263	¥ 120,185	¥ 79,935	¥ 63,757
Current portion of operating lease liabilities	62,888				¥ 437,817
Non-current portion of operating lease liabilities	83,183				579,102
Operating lease liabilities due to related parties	33,397				232,502
Current portion of finance lease liabilities	32,623		219,695		227,115
Non-current portion of finance lease liabilities	128,836		¥ 765,993		896,927
Finance lease liabilities due to related parties	$ 81,225				¥ 565,474